Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 28, 2017	Dec. 29, 2016	Sep. 29, 2016	Dec. 31, 2015	Dec. 25, 2014	Dec. 26, 2013
Current assets:
Cash and cash equivalents	$ 567	$ 451	$ 349	$ 318	$ 279	$ 175
Income taxes receivable	3,980	0		2,484
Receivables, net	48,615	34,533		23,740
Inventories, net	395,620	293,702		272,569
Prepaid expenses and other current assets	7,525	7,529		6,079
Total current assets	456,307	336,215		305,190
Fixed assets, net	200,400	150,471		102,983
Intangible assets, net	109,370	109,394		109,426
Goodwill	227,447	227,447		227,447
Other assets	7,407	7,639		3,842
Total long-term assets	544,624	494,951		443,698
Total assets	1,000,931	831,166		748,888
Current liabilities:
Current portion of term loans	3,500	3,500		1,267
Trade accounts payable	249,246	158,466		147,321
Accrued expenses	65,878	61,505		35,841
Income taxes payable	0	5,787		0
Deferred revenue	25,600	14,456		12,145
Total current liabilities	344,224	243,714		196,574
Term loans	145,819	337,243		83,423
Revolving line of credit	38,100	50,000		92,900
Deferred rent	22,022	16,750		13,074
Deferred income tax liabilities, net	37,300	28,265		33,724
Tenant improvement allowances	24,619	20,319		16,346
Other liabilities	676	592		482
Total long-term liabilities	268,536	453,169		239,949
Total liabilities	612,760	696,883		436,523
Capital stock:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding at September 28, 2017, December 29, 2016 and December31, 2015	0	0		0
Additional paid-in capital	317,213	117,270		264,288
Accumulated other comprehensive income (loss), net	(711)	176		(100)
Retained earnings	71,574	16,754		48,094
Total stockholders' equity	388,171	134,283		312,365	$ 282,236	$ 264,132
Total liabilities and stockholders' equity	1,000,931	831,166		748,888
Class A Common Stock
Capital stock:
Common Stock	95	77		77
Class B Common Stock
Capital stock:
Common Stock	0	0		0
Class C Common Stock
Capital stock:
Common Stock	$ 0	$ 6		$ 6